SELECTED STATEMENT OF OPERATIONS DATA (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of Intangible Assets			$ 637
IMPAIRMENT OF INTANGIBLE ASSETS	$ 0	$ 0	$ 407
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	425,200	266,200	508,400